Subsequent Events to the Balance Sheet Date	6 Months Ended
Jun. 30, 2024
Subsequent Events to the Balance Sheet Date
Subsequent Events to the Balance Sheet Date	Note 11 – Subsequent Events to the Balance Sheet Date No events have occurred subsequent to the balance sheet date that could significantly affect the financial statements as of June 30, 2024.